Significant Accounting Policies (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies
Current assets	$ 125,728	$ 109,353
Current liabilities	185,207	186,743
Working capital position	59,479
Unearned revenue	$ 25,828	$ 27,916